Intangibles assets and goodwill	12 Months Ended
Dec. 31, 2019
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Intangibles assets and goodwill
10	Intangibles assets and goodwill
Changes in the carrying amount of intangible assets, goodwill, and accumulated amortization for the years ended December 31, 2019 and 2018 are analysed in the following tables.

	Trademarks patents and other	Software	Goodwill	Total
Cost as at December 31, 2017	13,896	28,926	3,846	46,668
Additions	169	711	—	880
Disposals	(3)	(42)	—	(45)
Effect of translation adjustments	(41)	22	101	82

Cost as at December 31, 2018	14,021	29,617	3,947	47,585
Additions	66	847	—	913
Disposals	—	—	—	—
Effect of translation adjustments	(1)	7	121	127

Cost as at December 31, 2019	14,086	30,471	4,068	48,625

Accumulated amortization as at December 31, 2017	(13,579)	(27,252)	—	(40,831)
Amortisation	(158)	(752)	—	(910)
Disposals	1	42	—	43
Effect of translation adjustments	27	(22)	—	5

Accumulated amortization as at December 31, 2018	(13,709)	(27,984)	—	(41,693)
Amortisation	(150)	(767)	—	(917)
Disposals	—	—	—	—
Effect of translation adjustments	225	(219)	—	6

Accumulated amortization as at December 31, 2019	(13,634)	(28,970)	—	(42,604)

Net book value as at December 31, 2017	317	1,674	3,846	5,837

Net book value as at December 31, 2018	312	1,633	3,947	5,892

Net book value as at December 31, 2019	452	1,501	4,068	6,021

Goodwill in the amount of 2,147 is related to the 2017 acquisition of a Natuzzi Mexico franchisee by the subsidiary Natmex S.DE.R.L.DE.C.V., as previously commented in note 7, and additionally in the amount of 1,921 is related to the 2016 acquisition of four “Divani&Divani by Natuzzi” stores, located in the North East of Italy. The latter acquisition was performed with a related party at arm’s length conditions.
Impairment tests have been performed on goodwill in 2019 and 2018. No impairment loss has been recorded as a result of the tests performed.
The key inputs and assumptions that were used in performing the 2019 and 2018 impairment tests for goodwill are as follows.

December	31, 2019

CGU	Net book value after impairment test	Growth rate	WACC	Sales CAGR 2020-2024
Italy – retail stores	1,921	1.0%	9.05%	8.5%
Mexico – retail stores	2,147	3.4%	13.92%	9.3%

Total goodwill	4,068

December 31, 2018

CGU	Net book value after impairment test	Growth rate	WACC	Sales CAGR 2019–2023
Italy – retail stores	1,921	0.5%	11%	6%
Mexico – retail stores	2,026	0.5%	18%	8.5%

Total goodwill	3,947

Further, the cash flows included specific estimates for five years and a terminal growth rate thereafter. Cash flows projections have been derived from the budget approved by the Board of Directors. The estimated recoverable amount of each CGU significantly exceeded its carrying amount.
Research and development costs recognised as an expense for the years ended December 31, 2019, 2018 and 2017 amount to 3,700, 3,362 and 4,508, respectively.